Summary of undiscounted defined pension benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Classes of employee benefits expense [abstract]
2025	$ 825
2026	871
2027	1,055
2028	1,081
2029	1,203
Thereafter	33,858
Total	$ 38,893